SHARE CAPITAL AND OTHER RESERVES - Other reserves (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
SHARE CAPITAL AND OTHER RESERVES
Other reserve - Share options	$ 3,527,786	$ 3,326,971
Other reserve - Warrants	63,228	63,228	$ 63,227	$ 59,702
Other reserves	$ 3,591,014	$ 3,390,199